Subsequent events	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]	11. Events subsequent to the June 30, 2020, consolidated balance sheet date In July 2020, Novartis paid USD 0.7 billion out of certain legal provisions. For additional information see Note 8.